Earnings per Share	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Earnings per Share	Earnings per Share
The Company’s basic earnings per share (“EPS”) is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period.
Diluted EPS reflects the potential dilution that could occur if dilutive securities were exercised into common stock. The effect of dilutive securities is calculated using the treasury stock method.
The following table sets forth the computation of basic EPS and diluted EPS for the years ended December 31, 2021, 2020 and 2019.

	2021	2020	2019
	(in millions, except per share data)
Basic:
Net income (loss) attributable to CNH Industrial	$1,723	$(493)	$1,422
Weighted average common shares outstanding—basic	1,354	1,351	1,352
Basic earnings (loss) per share	$1.27	$(0.36)	$1.05
Diluted:
Net income (loss) attributable to CNH Industrial	$1,723	$(493)	$1,422
Weighted average common shares outstanding—basic	1,354	1,351	1,352
Effect of dilutive securities (when dilutive):
Stock compensation plans	7	—	2
Weighted average common shares outstanding—diluted (A)	1,361	1,351	1,354
Diluted earnings (loss) per share	$1.27	$(0.36)	$1.05
(A)    For the twelve months ended December 31, 2021, and 2020 0.06 million and 1.2 million shares were excluded from the computation of diluted earnings per share due to an anti-dilutive impact.